Material Accounting Policies (Details) - Schedule of Estimated Useful Life of the Assets at Annual Rates - Bottom of range [member]	12 Months Ended
Dec. 31, 2023
Software [Member]
Schedule of Annual Rates of Depreciation [Line Items]
Estimated useful life of assets	3-5 (mainly 5)
Computers and peripheral equipment [Member]
Schedule of Annual Rates of Depreciation [Line Items]
Estimated useful life of assets	3-5
Office furniture and equipment [Member]
Schedule of Annual Rates of Depreciation [Line Items]
Estimated useful life of assets	7-15 (mainly 7)
Motor vehicles [Member]
Schedule of Annual Rates of Depreciation [Line Items]
Estimated useful life of assets	7